Note 16 - Income Taxes (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 102,937	$ 92,792
Country of domicile [member]
Statement Line Items [Line Items]
Cash and cash equivalents held by subsidiaries	274	187
Current tax liabilities	0
Country of domicile [member] | Non-capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	39,572	37,717
Country of domicile [member] | Capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised		4,081
MEXICO
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 46,779	$ 39,074